Offerings - Offering: 1	Sep. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. Pursuant to Rule 416 under the Securities Act, the securities being registered also include such indeterminate number of additional shares of common stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.